Expense Example, No Redemption - FidelityAdvisorBalancedFund-AMCIZPRO - FidelityAdvisorBalancedFund-AMCIZPRO - Fidelity Advisor Balanced Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Balanced Fund - Class A
Expense Example, No Redemption:
1 Year	$ 653
3 Years	819
5 Years	999
10 Years	1,519
Fidelity Advisor Balanced Fund - Class C
Expense Example, No Redemption:
1 Year	160
3 Years	496
5 Years	855
10 Years	1,663
Fidelity Advisor Balanced Fund - Class M
Expense Example, No Redemption:
1 Year	454
3 Years	675
5 Years	914
10 Years	1,599
Fidelity Advisor Balanced Fund - Class I
Expense Example, No Redemption:
1 Year	57
3 Years	179
5 Years	313
10 Years	701
Fidelity Advisor Balanced Fund - Class Z
Expense Example, No Redemption:
1 Year	46
3 Years	144
5 Years	252
10 Years	$ 567